RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2019
Related Party Transactions
Related party transactions
(in thousands)	2019	2018

Management fees:
Base and variable fees	$1,822	$1,739
Discretionary fees	-	50
Commission fees	144	224
	$1,966	$2,013

Related party compensation
(in thousands)	2019	2018

Salaries and short-term employee benefits	$(2,024)	$(1,759)
Share-based compensation	(1,881)	(1,522)
Termination benefits	(481)	-
Key management personnel compensation	$(4,386)	$(3,281)